Cover Page	Feb. 16, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 16, 2021
Entity Registrant Name	Stabilis Solutions, Inc.
Entity Incorporation, State or Country Code	FL
Entity File Number	000-24575
Entity Tax Identification Number	59-3410234
Entity Central Index Key	0001043186
Amendment Flag	false
Entity Address, Address Line One	10375 Richmond Ave.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	832
Local Phone Number	456-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false